EQUITY - Composition of share capital (Tables)	12 Months Ended
Dec. 31, 2022
EQUITY
Schedule of composition of share capital

	December 31, 2022		December 31, 2021
		Issued and		Issued and
	Authorized	outstanding*)	Authorized	outstanding*)

Number of shares
Ordinary shares of NIS 0.01 par value each	25,000,000	14,682,272	25,000,000	14,491,171
*)	Net of treasury shares – see (c).

Schedule of amounts of proceeds received from both Capital Increases and the allocation of the proceeds to Share capital and Share options

	Total	Allocated to:
	received	Share	Share
	proceeds	capital	options
Capital increase	39,316	32,138	7,178

Issue costs:
Payment to underwriter in cash	1,758	1,437	321
Share options granted to underwriter	1,002	819	183
Estimated liability for future cash payment to underwriter upon exercise of options by investors	416	340	76
Payment in cash to other consultants	380	310	69
Total issue costs	3,556	2,907	649

Schedule of movements in Share Options

First capital increase	800,000
Second capital increase	1,144,445
Exercise of share options	(38,625)

Balance on December 31, 2021	1,905,820
Exercise of share options	(171,945)

Balance on December 31, 2022	1,733,875

Schedule of issued and outstanding share capital

Number of
shares
Balance at January 1, 2021	10,514,454

Issue of share capital	3,588,889
Exercise of share options	38,625
Treasury shares sold	300,000
Treasury shares sold upon exercise of employee options	49,203

Balance at December 31, 2021	14,491,171

Exercise of share options	171,945
Exercise of employees share options	5,694
Treasury shares sold upon exercise of employee options	13,462

Balance at December 31, 2022	14,682,272

Schedule of number and weighted average exercise prices ("WAEP") of, and movements in, share options

	2022		2021
	No. of	WAEP	No. of	WAEP
	options	(CHF)	options	(CHF)
Outstanding at the beginning of the year	835,055	10.12	421,997	6.10
Granted during the year	210,000	18.31	664,000	11.91
Forfeited during the year	(7,500)	19.33	(163,000)	8.93
Exercised during the year *)	(36,125)	7.94	(87,942)	6.57

Outstanding at the end of the year	1,001,430	11.85	835,055	10.12

Exercisable at the end of the year	454,480	9.42	146,088	6.52
*)	The weighted average share price at the date of exercise of these options was CHF 16.85. Exercise was cashless.

Black and Scholes model
EQUITY
Schedule of significant inputs used for the fair value measurement

	December 31,	December 31,
	2022	2021
Expected dividend	0%	0%
Expected volatility of the share price	32.59%-38.24%	34.81%-35.16%
Risk-free interest rate	0.82%	0%
Expected average life of options	0.06-0.13 years	1.06-1.13 years
Share price	CHF 14.80 ($16.05)	CHF 19.10 ($20.91)

Monte Carlo model
EQUITY
Schedule of significant inputs used for the fair value measurement

	December 31,	December 31,
	2022	2021
Expected volatility of the share price	43.15%	38.7%
Risk-free interest rate	0.82%	0%
Expected average life of options	0.21 years	1.21 years
Share price	CHF 14.80 ($16.05)	CHF 19.10 ($20.91)